Leases, Supplemental Balance Sheet Information of Leases (FY) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Operating lease right of use assets (included in Other assets)	$ 571	$ 43
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Liabilities:
Operating lease liabilities, current portion (included in Accrued expenses and other current liabilities)	$ 242	$ 11
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued expenses and other liabilities	Accrued expenses and other liabilities
Operating lease liabilities, non-current (included in Other non-current liabilities)	$ 355	$ 27
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other non-current liabilities	Other non-current liabilities
Total operating lease liabilities	$ 597	$ 38